                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

               Provident Mutual Variable Annuity Separate Account
               --------------------------------------------------
                              (Name of Registrant)

                               1600 Market Street
                             Philadelphia, PA 19103
                  ---------------------------------------------
                    (Address of principal executive offices)

                         File Nos. 33-62588 and 33-70926

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

       (i).     Fiscal year for which Notice is filed:
                -----------------------------------------------------

                Fiscal year ended December 31, 1995

       (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
                -----------------------------------------------------

                None

       (iii).   The number or amount of securities, if any,
                registered during such fiscal year other than
                pursuant to Rule 24f-2:
                -----------------------------------------------------

                None

       (iv).    The number or amount of securities sold during the
                fiscal year:
                -----------------------------------------------------

                Growth                  Money Market                 Bond
                Subaccount              Subaccount                   Subaccount
                ----------              ----------                   ----------
                $617,314.90             $9,696,529.29                $131,650.03

                worth of                worth of                     worth of
                policies(1)             policies(2)                  policies(3)

                                        Aggressive
                Managed                 Growth                       International
                Subaccount              Subaccount                   Subaccount
                ----------              ----------                   ----------
                $166,301.30             $  210,844.69                $694,415.10

                worth of                worth of                     worth of
                policies(4)             policies(5)                  policies(6)

                Fidelity                Fidelity          Fidelity
                High Income             Equity Income     Growth
                Subaccount              Subaccount        Subaccount
                ----------              ----------        ----------
                $875,094.20             $1,613,465.31     $1,505,669.12

                worth of                worth of          worth of
                policies(7)             policies(8)       policies(9)

                Fidelity                Fidelity          Quest for
                Asset Manager           Index 500         Value Equity
                Subaccount              Subaccount        Subaccount
                ----------              ----------        ----------
                $306,283.27             $  609,481.13     $  747,103.57

                worth of                worth of          worth of
                policies(10)            policies(11)      policies(12)

                Quest for Value         Quest for Value     Scudder
                Small Cap               Managed             Bond
                Subaccount              Subaccount          Subaccount
                ----------              ----------          ----------
                $759,092.85             $  842.279.11     $   81,237.51

                worth of                worth of            worth of
                policies(13)            policies(14)        policies(15)

                Dreyfus Zero
                Coupon 2000
                Subaccount
                ----------
                $115,399.91

                worth of
                policies(16)

       (v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

                Growth                  Money Market      Bond
                Subaccount              Subaccount        Subaccount
                ----------              ----------        ----------
                $617,314.90             $9,696,529.29     $131,650.03

                worth of                worth of          worth of
                policies(1)             policies(2)       policies(3)

                                        Aggressive
                Managed                 Growth            International
                Subaccount              Subaccount        Subaccount
                ----------              ----------        ----------
                $166,301.30             $  210,844.69     $694.415.10

                worth of                worth of          worth of
                policies(4)             policies(5)       policies(6)

                Fidelity                Fidelity          Fidelity
                High Income             Equity Income     Growth
                Subaccount              Subaccount        Subaccount
                ----------              ----------        ----------
                $875,094.20             $1,613,465.31     $1,505,669.12

                worth of                worth of          worth of
                policies(7)             policies(8)       policies(9)


                Fidelity                Fidelity          Quest for
                Asset Manager           Index 500         Value Equity
                Subaccount              Subaccount        Subaccount
                ----------              ----------        ----------
                $306,283.27             $  609,481.13     $  747,103.57

                worth of                worth of          worth of
                policies(10)            policies(11)      policies(12)

                Quest for Value         Quest for Value   Scudder
                Small Cap               Managed           Bond
                Subaccount              Subaccount        Subaccount
                ----------              ----------        ----------
                $759,092.85             $  842,279.11     $   81,237.51

                worth of                worth of          worth of
                policies(13)            policies(14)      policies(15)


                Dreyfus Zero
                Coupon 2000
                Subaccount
                ----------
                $115,399.91

                worth of
                policies(16)


         2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

         3.       Filing fee with respect to shares specified in 1(v) above:

                      Growth Subaccount                         150.15       (1)
                      Money Market Subaccount                   552.97       (2)
                      Bond Subaccount                            34.64       (3)
                      Managed Subaccount                        128.45       (4)
                      Aggressive Growth Subaccount               41.50       (5)
                      International Subaccount                  188.07       (6)
                      Fidelity High Income Subaccount           266.22       (7)
                      Fidelity Equity Income Subaccount         506.32       (8)

                      Fidelity Growth Subaccount                437.70        (9)
                      Fidelity Asset Manager Subaccount          68.32       (10)
                      Fidelity Index 500 Subaccount             195.33       (11)
                      Quest for Value Equity Subaccount         207.97       (12)
                      Quest for Value Small Cap Subaccount      100.47       (13)
                      Quest for Value Managed Subaccount        235.11       (14)
                      Scudder Bond Subaccount                    27.81       (15)
                      Dreyfus Zero Coupon 2000 Subaccount        36.16       (16)
                                                                ------

                                                             $3,020.29

Minimum Filing Fee (Certified Check Enclosed):  $3,020.29

DATED:  February 27, 1996

              PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT


                           BY:      /s/ Linda E. Senker
                                    ----------------------------------------
                                    Linda E. Senker


------------------------
(1) The actual aggregate sales price was $617,314.90, which consists of 166 policies allocating premiums to the Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Growth Subaccount policies redeemed was $181,885.80. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $617,314.90 - 181,885.80 = $435,429.10 / 2900 = $150.15

(2) The actual aggregate sales price was $9,696,529.29, which consists of 324 policies allocating premiums to the Money Market Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Money Market Subaccount policies redeemed was $8,092,906.89. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $9,696,529.29 - 8,092,906.89 = $1,603,622.40 / 2900 = $552.97

(3) The actual aggregate sales price was $131,650.03, which consists of 27 policies allocating premiums to the Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Bond Subaccount policies redeemed was $31,197.54. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $131,650.03 - 31,197.54 = $100,452.49 / 2900 = $34.64

(4) The actual aggregate sales price was $166,301.30, which consists of 46 policies allocating premiums to the Managed Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Managed Subaccount policies redeemed was $248,793.69. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $166,301.30 - 248,793.69 = ($82,492.39) / 2900 = ($28.45)

(5) The actual aggregate sales price was $210,844.69, which consists of 100 policies allocating premiums to the Aggressive Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Aggressive Growth Subaccount policies redeemed was $90,489.41. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $210,844.69 - 90,489.41 = $120,355.28 / 2900 = $41.50

(6) The actual aggregate sales price was $694,415.10, which consists of 160 policies allocating premiums to the International Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of International Subaccount policies redeemed was $149,003.66. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $694,415.10 - 149,003.66 - $545,411.44 / 2900 = $188.07

(7) The actual aggregate sales price was $875,094.20, which consists of 150 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was $103,070.41. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $875,094.20 - 103,070.41 = $772,023.79 / 2900 = $266.22

(8) The actual aggregate sales price was $1,613,465.31, which consists of 241 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $145,140.11. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,613,465.31 - 145,140.11 = $1,468,325.20 / 2900 = $506.32

(9) The actual aggregate sales price was $1,505,669.12, which consists of 301 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $236,342.81. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,505,669.12 - 236,342.81 - $1,269,326.31 / 2900 = $437.70

(10) The actual aggregate sales price was $306,283.27, which consists of 135 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $108,148.80. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $306,283.27 - 108,148.80 = $198,134.47 / 2900 = $68.32

(11) The actual aggregate sales price was $609,481.13, which consists of 97 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $43,010.72. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $609,481.13 - 431,010.72 = $566,470.41 / 2900 = $195.33

(12) The actual aggregate sales price was $747,103.57, which consists of 142 policies allocating premiums to the Quest for Value Equity Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Quest for Value Equity Subaccount policies redeemed was $144,003.08. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $747,103.57 - 144,003.08 = $603,100.49 / 2900 = $207.97

(13) The actual aggregate sales price was $759,092.85, which consists of 194 policies allocating premiums to the Quest for Value Small Cap Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Quest for Value Small Cap Subaccount policies redeemed was $467,741.40. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $759,092.85 - 467,741.40 = $291,351.45 / 2900 = $100.47

(14) The actual aggregate sales price was $842,279.11, which consists of 200 policies allocating premiums to the Quest for Value Managed Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Quest for Value Managed Subaccount policies redeemed was $160,470.79. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $842,279.11 - 160,470.79 = $681,808.32 / 2900 = $235.11

(15) The actual aggregate sales price was $81,237.51, which consists of 34 policies allocating premiums to the Scudder Bond Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Scudder Bond Subaccount policies redeemed was $595.76. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $81,237.51 - 595.76 - $80,641 / 2900 = $27.81

(16) The actual aggregate sales price was $115,399.91 which consists of 32 policies allocating premiums to the Dreyfus Zero Coupon 2000 Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Dreyfus Zero Coupon 2000 Subaccount policies redeemed was $10,523.10. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $115,399.91 - 10,523.10 = $104,876.81 / 2900 = $36.16

                         [PROVIDENT MUTUAL LETTERHEAD]




                                                     February 27, 1996



Provident Mutual Life Insurance Company
1600 Market Street
Philadelphia, PA  19103

                           Re:   Rule 24f-2 Notice
                                 Registration Nos. 33-62588 and 33-70926
                                 ---------------------------------------



Dear Sirs:

         I have served as counsel to Provident Mutual Life Insurance Company in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Provident Mutual Variable Annuity Separate Account are legally issued, fully paid and non-assessable.

                                                        Sincerely,



                                                        Linda E. Senker


LES:cf